INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INVENTORIES
6. INVENTORIES

6. INVENTORIES

Inventories consisted of:

	September 30, 2021	December 31, 2020
Finished goods:
Hooters brands	$269,425	$259,837
Bellissima brands	328,909	163,258
BiVi brands	47,439	47,439
TopPop	755,649	-
Total finished goods	1,401,422	470,534

Work-in-process:
TopPop	162,783	-
Raw materials:
Hooters brands	50,315	36,966
Total	$1,614,520	$507,500

7. INVENTORIES

Inventories consist of:

	December 31, 2020	December 31, 2019
Finished goods:
Hooters brands	$259,837	$286,123
Bellissima brands	163,258	199,580
BiVi brands	47,439	48,132
Total finished goods	470,534	533,835

Raw materials:
Hooters brands	36,966	39,965
Total raw materials	36,966	39,965

Total	$507,500	$573,800